Consolidated Balance Sheets - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Current assets:
Cash and cash equivalents	$ 5,896	$ 19,915
Accounts receivable, net
Prepaid and other current assets	717	72,270
Total current assets	6,613	92,185
Property, plant and equipment, net	146,961	222,816
Operating lease right-of-use assets	3,350,511	3,734,869
Other Assets:
Deferred tax asset
Deposits	543,345	461,132
Total other assets	543,345	461,132
Total assets	4,047,430	4,511,002
Current liabilities:
Accounts payable and accrued expenses	13,115,035	8,634,991
Operating lease liabilities, current portion	382,121	367,125
Notes payable, current portion	27,177,660	24,272,066
Total current liabilities	40,674,816	33,274,182
Long term liabilities:
PPP loan payable		471,300
Operating lease liabilities, non-current portion	2,900,690	3,237,060
Total long-term liabilities	2,900,690	3,708,360
Total liabilities	43,575,506	36,982,542
Stockholders’ equity deficit:
Common stock, $0.001 par value, 100,000,000 shares authorized 32,958,288 and 32,958,288 shares issued and outstanding at December 31, 2025 and 2024, respectively	32,958	32,958
Additional paid-in capital	35,182,032	35,276,650
Treasury stock, 74,453 common shares, at cost
Accumulated deficit	(74,743,067)	(67,781,149)
Total stockholders’ deficit	(39,528,075)	(32,471,540)
Total liabilities and stockholders’ deficit	4,047,430	4,511,002
Series A Super Voting Preferred Stock [Member]
Stockholders’ equity deficit:
Preferred stock, value
Series B Convertible Preferred Stock [Member]
Stockholders’ equity deficit:
Preferred stock, value	$ 1	$ 1